Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating costs and expenses
General and administrative	$ 2,092,304	$ 1,097,161
Research and development	1,325,030	524,908
Total operating expenses	3,417,334	1,622,069
Loss from operations	(3,417,334)	(1,622,069)
Other income
Interest income		22,603
Total other income		22,603
Net loss	(3,417,334)	(1,599,466)
Cumulative preferred stock dividends	627,391	559,928
Net loss applicable to common stockholder	$ (4,044,725)	$ (2,159,394)
Net loss per share attributable to common stockholder, basic and diluted (in Dollars per share)	$ (1.26)	$ (0.67)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	3,200,000	3,200,000